ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Value
	COMMON STOCKS — 97.7%
	ADVERTISING & MARKETING - 0.5%
160	Omnicom Group, Inc.(d)	$ 13,045
137	Trade Desk, Inc. (The), Class A(a)	6,714
		19,759
	AEROSPACE & DEFENSE - 1.1%
46	HEICO Corporation	14,850
101	Rocket Lab Corporation(a)	4,839
25	Teledyne Technologies, Inc.(a)	14,651
101	Textron, Inc.	8,533
18	Woodward, Inc.	4,549
		47,422
	APPAREL & TEXTILE PRODUCTS - 0.8%
63	Deckers Outdoor Corporation(a)	6,386
40	Ralph Lauren Corporation	12,543
140	Tapestry, Inc.	15,851
		34,780
	ASSET MANAGEMENT - 2.5%
65	Ares Management Corporation, Class A	10,393
319	Carlyle Group, Inc. (The)	20,001
86	LPL Financial Holdings, Inc.	28,611
167	Raymond James Financial, Inc.	28,824
35	Stifel Financial Corporation	3,972
197	T Rowe Price Group, Inc.	20,220
		112,021
	AUTOMOTIVE - 0.4%
72	Aptiv Holdings Ltd.(a)	6,208
778	Rivian Automotive, Inc., Class A(a),(d)	11,421
		17,629
	BANKING - 3.0%
258	Citizens Financial Group, Inc.(d)	13,715
103	East West Bancorp, Inc.	10,964
499	Fifth Third Bancorp(d)	22,231
10	First Citizens BancShares, Inc., Class A	17,892
125	First Horizon Corporation	2,826
908	Huntington Bancshares, Inc.	15,681

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 97.7% (Continued)
	BANKING - 3.0% (Continued)
904	KeyCorporation	$ 16,896
84	M&T Bank Corporation(d)	16,600
626	Regions Financial Corporation	16,508
		133,313
	BEVERAGES - 1.1%
324	Brown-Forman Corporation, Class B	8,774
91	Celsius Holdings, Inc.(a)	5,232
69	Coca-Cola Consolidated, Inc.	8,084
64	Constellation Brands, Inc., Class A	8,619
775	Keurig Dr Pepper, Inc.	19,770
		50,479
	BIOTECH & PHARMA - 2.6%
45	Alnylam Pharmaceuticals, Inc.(a)	20,520
126	Biogen, Inc.(a)	17,650
92	BioMarin Pharmaceutical, Inc.(a)	4,983
323	Exelixis, Inc.(a)	13,340
246	Incyte Corporation(a)	20,863
18	Insmed, Inc.(a)	2,592
113	Moderna, Inc.(a)	2,919
106	Neurocrine Biosciences, Inc.(a)	14,880
128	Royalty Pharma PLC, Class A	4,516
27	United Therapeutics Corporation(a)	11,319
		113,582
	CABLE & SATELLITE - 0.1%
44	Liberty Broadband Corporation - Series C(a)	2,796

	CHEMICALS - 1.1%
78	Avery Dennison Corporation	12,649
125	CF Industries Holdings, Inc.	11,213
137	International Flavors & Fragrances, Inc.	8,431
90	LyondellBasell Industries N.V., Class A	4,414
118	Mosaic Company (The)	4,092
47	RPM International, Inc.	5,540
		46,339

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 97.7% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.8%
54	Aramark	$ 2,073
21	Clean Harbors, Inc.(a)	4,877
179	GFL Environmental, Inc.	8,481
334	Rollins, Inc.	19,619
		35,050
	CONSTRUCTION MATERIALS - 1.4%
45	Carlisle Companies, Inc.	14,803
28	Martin Marietta Materials, Inc.	17,648
91	Owens Corning	12,873
59	Vulcan Materials Company	18,149
		63,473
	CONSUMER SERVICES - 0.3%
143	Service Corp International	11,900

	CONTAINERS & PACKAGING - 1.1%
192	Ball Corporation	9,681
126	Crown Holdings, Inc.	12,170
363	International Paper Company	16,843
53	Packaging Corporation of America	11,550
		50,244
	DIVERSIFIED INDUSTRIALS - 0.5%
25	Dover Corporation	4,171
42	ITT, Inc.	7,508
88	Pentair PLC	9,747
		21,426
	E-COMMERCE DISCRETIONARY - 0.6%
141	Chewy, Inc., Class A(a)	5,703
206	eBay, Inc.	18,736
		24,439
	ELECTRIC UTILITIES - 5.4%
154	Alliant Energy Corporation	10,381
245	Ameren Corporation	25,573
576	CenterPoint Energy, Inc.	22,349
264	CMS Energy Corporation(d)	19,341

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 97.7% (Continued)
	ELECTRIC UTILITIES - 5.4% (Continued)
287	Consolidated Edison, Inc.	$ 28,849
136	DTE Energy Company	19,234
239	Entergy Corporation	22,272
204	Evergy, Inc.	15,508
148	NRG Energy, Inc.	23,969
601	PPL Corporation	22,333
237	WEC Energy Group, Inc.(d)	27,158
		236,967
	ELECTRICAL EQUIPMENT - 2.7%
11	Acuity, Inc.	3,788
29	Allegion PLC	5,143
109	API Group Corporation(a)	3,746
197	Fortive Corporation	9,651
40	Hubbell, Inc.	17,212
99	Keysight Technologies, Inc.(a)	17,317
31	Lennox International, Inc.	16,410
50	Rockwell Automation, Inc.	17,477
170	Trimble, Inc.(a)	13,881
86	Vertiv Holdings Company	12,974
		117,599
	ENGINEERING & CONSTRUCTION - 1.6%
84	AECOM	10,960
22	Comfort Systems USA, Inc.	18,154
39	EMCOR Group, Inc.	25,332
54	Jacobs Solutions, Inc.	8,092
30	MasTec, Inc.(a)	6,384
7	TopBuild Corporation(a),(d)	2,736
		71,658
	ENTERTAINMENT CONTENT - 1.8%
110	Electronic Arts, Inc.(d)	22,187
529	Fox Corporation, Class A	33,359
635	Paramount Skydance Corporation	12,014
363	Warner Music Group Corporation(d)	12,364
		79,924

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 97.7% (Continued)
	FOOD - 1.6%
193	Conagra Brands, Inc.	$ 3,534
36	Hershey Company (The)	6,734
378	Hormel Foods Corporation	9,352
76	J M Smucker Company (The)	8,254
259	Kellanova(d)	21,243
73	McCormick & Company, Inc.	4,884
315	Tyson Foods, Inc., Class A	17,104
		71,105
	GAS & WATER UTILITIES - 1.0%
105	American Water Works Company, Inc.	14,615
91	Atmos Energy Corporation	15,538
70	Essential Utilities, Inc.	2,793
281	NiSource, Inc.	12,167
		45,113
	HEALTH CARE FACILITIES & SERVICES - 4.1%
34	Cardinal Health, Inc.	5,336
460	Centene Corporation(a)	16,413
3	Chemed Corporation	1,343
117	Encompass Health Corporation	14,861
163	Humana, Inc.	42,408
147	IQVIA Holdings, Inc.(a)	27,921
45	Labcorp Holdings, Inc.	12,918
8	Medpace Holdings, Inc.(a)	4,113
33	Molina Healthcare, Inc.(a)	6,315
77	Quest Diagnostics, Inc.(d)	14,675
75	Tenet Healthcare Corporation(a)	15,228
82	Universal Health Services, Inc., Class B(d)	16,764
		178,295
	HOME & OFFICE PRODUCTS - 0.3%
146	Somnigroup International, Inc.(d)	12,312

	HOME CONSTRUCTION - 1.4%
136	Lennar Corporation, Class A	17,141
148	Masco Corporation	10,418

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 97.7% (Continued)
	HOME CONSTRUCTION - 1.4% (Continued)
152	PulteGroup, Inc.	$ 20,084
89	Toll Brothers, Inc.	12,294
		59,937
	HOUSEHOLD PRODUCTS - 0.6%
104	Clorox Company (The)	12,823
141	Estee Lauder Companies, Inc. (The), Class A	12,425
		25,248
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.3%
70	Mueller Industries, Inc.	7,078
21	RBC Bearings, Inc.(a)	8,196
		15,274
	INDUSTRIAL SUPPORT SERVICES - 0.1%
86	Core & Main, Inc., Class A(a),(d)	4,629

	INSTITUTIONAL FINANCIAL SERVICES - 2.2%
27	Evercore, Inc., Class A	9,108
27	Houlihan Lokey, Inc.	5,544
184	Interactive Brokers Group, Inc., Class A	12,661
242	Jefferies Financial Group, Inc.	15,832
146	Northern Trust Corporation	19,651
111	SEI Investments Company	9,418
138	State Street Corporation	16,009
58	Tradeweb Markets, Inc., Class A	6,437
		94,660
	INSURANCE - 9.9%
94	American Financial Group, Inc.	13,698
444	Arch Capital Group Ltd.	40,284
64	Assurant, Inc.	13,862
253	Brown & Brown, Inc.	23,729
235	Cincinnati Financial Corporation	37,153
304	Equitable Holdings, Inc.	15,437
31	Everest Group Ltd.	10,857
136	Globe Life, Inc.	19,444
311	Hartford Insurance Group, Inc. (The)	41,484

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 97.7% (Continued)
	INSURANCE - 9.9% (Continued)
20	Kinsale Capital Group, Inc.	$ 8,505
282	Loews Corporation	28,310
16	Markel Group, Inc.(a)	30,582
38	Old Republic International Corporation	1,614
20	Primerica, Inc.	5,552
305	Principal Financial Group, Inc.	25,288
85	Reinsurance Group of America, Inc.	16,331
57	RenaissanceRe Holdings Ltd.	14,474
313	Unum Group	24,345
429	W R Berkley Corporation	32,870
88	Willis Towers Watson PLC(d)	30,400
		434,219
	INTERNET MEDIA & SERVICES - 1.4%
88	Expedia Group, Inc.	18,810
140	GoDaddy, Inc., Class A(a)	19,156
1,411	Snap, Inc., Class A(a)	10,879
13	VeriSign, Inc.	3,635
142	Zillow Group, Inc., Class C(a)	10,941
		63,421
	LEISURE FACILITIES & SERVICES - 3.0%
796	Carnival Corporation(a)	23,012
116	Darden Restaurants, Inc.	22,082
303	DraftKings, Inc.(a)	11,332
546	Las Vegas Sands Corporation	29,369
159	Live Nation Entertainment, Inc.(a),(d)	25,981
66	Texas Roadhouse, Inc.	10,966
72	Yum! Brands, Inc.	10,944
		133,686
	LEISURE PRODUCTS - 0.1%
56	Hasbro, Inc.	4,248

	MACHINERY - 1.7%
9	Curtiss-Wright Corporation	4,887
89	Graco, Inc.	7,561

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 97.7% (Continued)
	MACHINERY - 1.7% (Continued)
19	IDEX Corporation	$ 3,092
81	Ingersoll Rand, Inc.	6,692
47	Lincoln Electric Holdings, Inc.	11,084
26	Regal Rexnord Corporation(d)	3,730
46	Snap-on, Inc.	15,940
90	Stanley Black & Decker, Inc.	6,690
89	Xylem, Inc.	13,128
		72,804
	MEDICAL EQUIPMENT & DEVICES - 3.7%
149	Agilent Technologies, Inc.	19,124
24	Align Technology, Inc.(a)	3,005
246	Baxter International, Inc.(d)	5,602
150	Cooper Companies, Inc. (The)(a)	10,284
280	DexCom, Inc.(a)	18,841
168	Hologic, Inc.(a)	11,338
8	IDEXX Laboratories, Inc.(a)	5,111
146	Illumina, Inc.(a)	13,866
59	Insulet Corporation(a)	18,215
9	Natera, Inc.(a)	1,449
6	Penumbra, Inc.(a)	1,520
82	ResMed, Inc.	22,446
62	Revvity, Inc.	5,434
27	STERIS PLC(d)	6,681
65	Waters Corporation(a)	19,488
		162,404
	METALS & MINING - 0.0%(c)
9	Royal Gold, Inc.	1,805

	OIL & GAS PRODUCERS - 3.6%
74	Antero Resources Corporation(a)	2,484
621	Coterra Energy, Inc.	14,687
571	Devon Energy Corporation	20,019
171	Diamondback Energy, Inc.	24,470

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 97.7% (Continued)
	OIL & GAS PRODUCERS - 3.6% (Continued)
35	DT Midstream, Inc.	$ 3,957
389	EQT Corporation	21,173
174	Expand Energy Corporation	18,486
7	Murphy USA, Inc.	2,718
226	Ovintiv, Inc.	9,126
161	Permian Resources Corporation	2,061
134	Targa Resources Corporation	22,450
108	Valero Energy Corporation	18,388
		160,019
	OIL & GAS SERVICES & EQUIPMENT - 1.3%
113	Baker Hughes Company	5,505
768	Halliburton Company	18,893
792	TechnipFMC PLC	31,245
		55,643
	PUBLISHING & BROADCASTING - 0.4%
640	News Corporation, Class A	19,654

	REAL ESTATE SERVICES - 0.4%
63	Jones Lang LaSalle, Inc.(a)	18,792

	REIT - 0.3%
15	Texas Pacific Land Corporation	14,005

	RENEWABLE ENERGY - 0.3%
69	First Solar, Inc.(a)	15,217

	RETAIL - CONSUMER STAPLES - 1.6%
91	BJ's Wholesale Club Holdings, Inc.(a),(d)	8,486
30	Casey's General Stores, Inc.	16,959
140	Dollar General Corporation	14,469
208	Dollar Tree, Inc.(a),(d)	19,629
83	Hims & Hers Health, Inc.(a)	4,708
68	Sprouts Farmers Market, Inc.(a)	7,398
		71,649

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 97.7% (Continued)
	RETAIL - DISCRETIONARY - 3.7%
247	Best Buy Company, Inc.	$ 18,678
60	Builders FirstSource, Inc.(a)	7,275
76	Burlington Stores, Inc.(a)	19,342
22	Carvana Company(a)	8,299
41	Dick's Sporting Goods, Inc.	9,111
22	Ferguson Enterprises, Inc.	4,941
191	GameStop Corporation, Class A(a),(d)	5,211
68	Genuine Parts Company	9,425
67	Lululemon Athletica, Inc.(a)	11,921
432	Tractor Supply Company	24,568
36	Ulta Beauty, Inc.(a)	19,683
122	Williams-Sonoma, Inc.	23,845
		162,299
	SEMICONDUCTORS - 1.6%
66	Coherent Corporation(a)	7,110
77	Entegris, Inc.	7,119
23	Monolithic Power Systems, Inc.	21,175
235	ON Semiconductor Corporation(a)	11,588
94	Skyworks Solutions, Inc.	7,236
124	Teradyne, Inc.	17,067
		71,295
	SOFTWARE - 5.2%
119	Akamai Technologies, Inc.(a)	9,015
134	Atlassian Corporation, Class A(a),(d)	21,400
109	Bentley Systems, Inc., Class B	5,611
17	CyberArk Software Ltd.(a)	8,214
36	Datadog, Inc., Class A(a)	5,126
152	DocuSign, Inc.(a)	10,958
72	Doximity, Inc., Class A(a)	5,267
34	Duolingo, Inc.(a),(d)	10,943
611	Gen Digital, Inc.	17,346
19	Guidewire Software, Inc.(a)	4,367
33	HubSpot, Inc.(a)	15,437
60	Manhattan Associates, Inc.(a)	12,299

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 97.7% (Continued)
	SOFTWARE - 5.2% (Continued)
110	Okta, Inc.(a),(d)	$ 10,087
63	Paycom Software, Inc.	13,113
27	Paylocity Holding Corporation(a)	4,300
59	PTC, Inc.(a)	11,978
359	QXO, Inc.(a)	6,843
185	SS&C Technologies Holdings, Inc.	16,421
135	Twilio, Inc., Class A(a),(d)	13,512
162	Unity Software, Inc.(a)	6,486
210	Zoom Video Communications, Inc.(a)	17,325
7	Zscaler, Inc.(a)	2,098
		228,146
	SPECIALTY FINANCE - 2.4%
385	Ally Financial, Inc.	15,092
449	Fidelity National Financial, Inc.	27,160
35	Mr Cooper Group, Inc.	7,378
759	SoFi Technologies, Inc.(a),(d)	20,053
530	Synchrony Financial	37,656
		107,339
	STEEL - 1.0%
13	Carpenter Technology Corporation	3,192
111	Nucor Corporation	15,033
39	Reliance, Inc.	10,952
112	Steel Dynamics, Inc.	15,616
		44,793
	TECHNOLOGY HARDWARE - 4.1%
56	Ciena Corporation(a)	8,157
52	Credo Technology Group Holding Ltd.(a),(d)	7,572
65	F5, Inc.(a)	21,007
946	Hewlett Packard Enterprise Company	23,234
106	Jabil, Inc.	23,020
204	NetApp, Inc.	24,166
211	Pure Storage, Inc., Class A(a),(d)	17,684
40	TD SYNNEX Corporation	6,550
259	Western Digital Corporation(d)	31,095

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 97.7% (Continued)
	TECHNOLOGY HARDWARE - 4.1% (Continued)
55	Zebra Technologies Corporation, Class A(a)	$ 16,344
		178,829
	TECHNOLOGY SERVICES - 5.2%
22	Affirm Holdings, Inc., Class A(a),(d)	1,608
129	Block, Inc.(a)	9,323
134	Booz Allen Hamilton Holding Corporation	13,393
53	Broadridge Financial Solutions, Inc.	12,623
10	CACI International, Inc., Class A(a)	4,988
93	CDW Corporation	14,813
234	Cognizant Technology Solutions Corporation, Class A	15,694
74	Corpay, Inc.(a)	21,317
181	CoStar Group, Inc.(a)	15,271
44	Equifax, Inc.	11,287
27	FactSet Research Systems, Inc.	7,735
242	Fidelity National Information Services, Inc.	15,958
23	Gartner, Inc.(a)	6,046
18	Global Payments, Inc.	1,495
57	Jack Henry & Associates, Inc.	8,489
105	Leidos Holdings, Inc.	19,841
33	Morningstar, Inc.(d)	7,656
308	Toast, Inc., Class A(a)	11,245
99	TransUnion	8,294
92	Verisk Analytics, Inc.	23,139
		230,215
	TRANSPORTATION & LOGISTICS - 3.8%
89	CH Robinson Worldwide, Inc.	11,784
749	Delta Air Lines, Inc.	42,506
148	Expeditors International of Washington, Inc.	18,143
81	JB Hunt Transport Services, Inc.	10,868
131	Old Dominion Freight Line, Inc.	18,442
544	Southwest Airlines Company	17,359
411	United Airlines Holdings, Inc.(a)	39,661
58	XPO, Inc.(a)	7,498
		166,261

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Value
	COMMON STOCKS — 97.7% (Continued)
	TRANSPORTATION EQUIPMENT - 0.4%
79	Westinghouse Air Brake Technologies Corporation	$ 15,837

	WHOLESALE - CONSUMER STAPLES - 1.4%
281	Archer-Daniels-Midland Company	16,787
61	Bunge Global S.A.	4,956
235	Performance Food Group Company(a)	24,450
171	US Foods Holding Corporation(a)	13,102
		59,295
	WHOLESALE - DISCRETIONARY - 0.2%
26	Pool Corporation	8,062

	TOTAL COMMON STOCKS (Cost $3,671,916)	4,297,310

	RIGHTS — 0.0%(c)
	BIOTECH & PHARMA - 0.0%(c)
1	Bristol-Myers Squibb Company	7

	MEDICAL EQUIPMENT & DEVICES - 0.0%(c)
7	ABIOMED, Inc. - CVR	7

	TOTAL RIGHTS (Cost $8)	14

	SHORT-TERM INVESTMENTS — 12.3%
	COLLATERAL FOR SECURITIES LOANED - 10.8%
475,351	Mount Vernon Liquid Assets Portfolio, 4.22%(b)(f)	475,351

	MONEY MARKET FUNDS - 1.5%
64,282	First American Treasury Obligations Fund, Class X, 4.02%(b)	64,282

	TOTAL SHORT-TERM INVESTMENTS (Cost $539,633)	539,633

	TOTAL INVESTMENTS – 110.0% (Cost $4,211,557)	$ 4,836,957
	OTHER ASSETS IN EXCESS OF LIABILITIES - (10.0)%	(438,176)
	NET ASSETS - 100.0%	$ 4,398,781

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(c)	Amount represents less than 0.05%.
(d)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $463,334.
(e)	Fair value was determined using significant unobservable inputs.
(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of September 30, 2025 is $475,351.